As filed with the Securities and Exchange Commission on August 12, 2011

File No. 033-64875
File No. 811-07445

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

POST-EFFECTIVE AMENDMENT NO. 26 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

AMENDMENT NO. 27 ☒

SEI ASSET ALLOCATION TRUST

(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, PA 19456

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code 610-676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box)

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    on [date] pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)

☐                                    on [date] pursuant to paragraph (a)(1) of Rule 485

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐                                    This post-effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to Registration Statement No. 033-64875 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 12th day of August, 2011.

SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	August 12, 2011
Rosemarie B. Greco

*	Trustee	August 12, 2011
William M. Doran

*	Trustee	August 12, 2011
George J. Sullivan, Jr.

*	Trustee	August 12, 2011
Nina Lesavoy

*	Trustee	August 12, 2011
James M. Williams

*	Trustee	August 12, 2011
Mitchell A. Johnson

*	Trustee	August 12, 2011
Hubert L. Harris, Jr.

/s/ Robert A. Nesher	Trustee, President & Chief	August 12, 2011
Robert A. Nesher	Executive Officer

/s/ Peter Rodriguez	Controller & Chief	August 12, 2011
Peter Rodriguez	Financial Officer

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of each Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)